Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Financing Receivables Modified as Troubled Debt Restructurings (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 19	¥ 185	¥ 329	¥ 558
Consumer borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment	19	185	329	556
Consumer borrowers | Consumer-Card loans
Financing Receivable, Modifications [Line Items]
Recorded investment	2	17	4	32
Consumer borrowers | Consumer - Other
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 17	¥ 168	¥ 325	524
Corporate borrowers
Financing Receivable, Modifications [Line Items]
Recorded investment				2
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Modifications [Line Items]
Recorded investment				¥ 2